LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 86.5%
COMMUNICATION SERVICES - 2.4%
Interactive Media & Services - 0.9%
Meta Platforms Inc., Class A Shares	5,100	$2,499,663

Wireless Telecommunication Services - 1.5%
T-Mobile US Inc.	24,600	4,017,180

TOTAL COMMUNICATION SERVICES		6,516,843

CONSUMER STAPLES - 7.2%
Beverages - 2.2%
Coca-Cola Co.	99,210	5,954,584	(a)

Consumer Staples Distribution & Retail - 1.0%
Target Corp.	17,000	2,599,640

Food Products - 1.3%
McCormick & Co. Inc., Non Voting Shares	53,100	3,656,466

Household Products - 2.7%
Colgate-Palmolive Co.	41,400	3,581,928
Procter & Gamble Co.	24,760	3,935,355	(a)

Total Household Products		7,517,283

TOTAL CONSUMER STAPLES		19,727,973

ENERGY - 5.1%
Oil, Gas & Consumable Fuels - 5.1%
Enbridge Inc.	41,960	1,444,263
ONEOK Inc.	119,779	8,997,798	(a)
Williams Cos. Inc.	96,740	3,476,836	(a)

TOTAL ENERGY		13,918,897

FINANCIALS - 12.9%
Banks - 3.3%
JPMorgan Chase & Co.	39,480	7,345,649	(a)
US Bancorp	40,700	1,707,772

Total Banks		9,053,421

Capital Markets - 8.4%
Blackstone Inc.	99,310	12,693,804	(a)
Blue Owl Capital Inc.	394,200	7,079,832
CME Group Inc.	5,680	1,251,588
Intercontinental Exchange Inc.	8,230	1,139,197
Trinity Capital Inc.	59,691	867,907

Total Capital Markets		23,032,328

Insurance - 0.5%
Chubb Ltd.	5,590	1,406,835

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2024 Quarterly Report	1

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
AGNC Investment Corp.	194,900	$1,863,244

TOTAL FINANCIALS		35,355,828

HEALTH CARE - 9.9%
Biotechnology - 2.4%
AbbVie Inc.	29,900	5,263,895
Amgen Inc.	5,190	1,421,177

Total Biotechnology		6,685,072

Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	22,700	2,693,128

Pharmaceuticals - 6.5%
Eli Lilly & Co.	3,700	2,788,616
Johnson & Johnson	29,856	4,818,161	(a)
Merck & Co. Inc.	64,600	8,213,890	(a)
Pfizer Inc.	71,008	1,885,973

Total Pharmaceuticals		17,706,640

TOTAL HEALTH CARE		27,084,840

INDUSTRIALS - 9.0%
Aerospace & Defense - 2.7%
L3Harris Technologies Inc.	14,700	3,111,402	(a)
Lockheed Martin Corp.	9,878	4,230,155	(a)

Total Aerospace & Defense		7,341,557

Air Freight & Logistics - 0.8%
United Parcel Service Inc., Class B Shares	15,060	2,232,796	(a)

Electrical Equipment - 1.0%
Emerson Electric Co.	25,720	2,748,182	(a)

Ground Transportation - 2.4%
Union Pacific Corp.	25,900	6,570,571	(a)

Machinery - 1.9%
Otis Worldwide Corp.	54,510	5,194,803	(a)

Professional Services - 0.2%
Paychex Inc.	5,170	633,945	(a)

TOTAL INDUSTRIALS		24,721,854

INFORMATION TECHNOLOGY - 19.2%
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A Shares	16,300	1,780,612

Semiconductors & Semiconductor Equipment - 8.3%
ASML Holding NV, Registered Shares	2,600	2,474,368
Broadcom Inc.	8,067	10,491,053	(a)
Marvell Technology Inc.	47,100	3,375,186

See Notes to Schedule of Investments.

2	LMP Capital and Income Fund Inc. 2024 Quarterly Report

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - (continued)
NXP Semiconductors NV	4,240	$1,058,855
QUALCOMM Inc.	33,740	5,323,835	(a)

Total Semiconductors & Semiconductor Equipment		22,723,297

Software - 6.1%
Microsoft Corp.	32,230	13,331,617	(a)
Oracle Corp.	30,590	3,416,291	(a)

Total Software		16,747,908

Technology Hardware, Storage & Peripherals - 4.2%
Apple Inc.	64,030	11,573,422	(a)

TOTAL INFORMATION TECHNOLOGY		52,825,239

MATERIALS - 0.5%
Chemicals - 0.5%
Huntsman Corp.	60,050	1,537,280	(a)

REAL ESTATE - 15.1%
Health Care REITs - 0.3%
Global Medical REIT Inc.	72,500	648,875

Industrial REITs - 1.8%
Prologis Inc.	37,400	4,984,298	(a)

Office REITs - 0.6%
Boston Properties Inc.	25,500	1,650,360

Residential REITs - 4.0%
American Homes 4 Rent, Class A Shares	122,800	4,544,828
Apartment Income REIT Corp.	97,500	2,956,200
Equity LifeStyle Properties Inc.	51,730	3,482,464

Total Residential REITs		10,983,492

Specialized REITs - 8.4%
American Tower Corp.	26,490	5,267,801	(a)
Digital Realty Trust Inc.	38,800	5,696,228
Equinix Inc.	5,410	4,808,516	(a)
Extra Space Storage Inc.	28,100	3,961,257
Gaming and Leisure Properties Inc.	74,677	3,396,310	(a)

Total Specialized REITs		23,130,112

TOTAL REAL ESTATE		41,397,137

UTILITIES - 5.2%
Electric Utilities - 1.6%
PPL Corp.	169,600	4,472,352

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2024 Quarterly Report	3

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Multi-Utilities - 3.6%
DTE Energy Co.		43,825	$4,748,439
Sempra		72,360	5,108,616	(a)

Total Multi-Utilities			9,857,055

TOTAL UTILITIES			14,329,407

TOTAL COMMON STOCKS (Cost - $156,724,968)			237,415,298

		SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 22.0%
Diversified Energy Infrastructure - 13.4%
Energy Transfer LP		1,087,280	15,917,779	(a)
Enterprise Products Partners LP		472,780	12,977,811	(a)
Plains GP Holdings LP, Class A Shares		463,340	7,969,448	*

Total Diversified Energy Infrastructure			36,865,038

Oil/Refined Products - 5.8%
CrossAmerica Partners LP		101,729	2,180,052
MPLX LP		188,500	7,245,940	(a)
Sunoco LP		104,510	6,414,824	(a)

Total Oil/Refined Products			15,840,816

Petrochemicals - 1.9%
Westlake Chemical Partners LP		239,536	5,327,281	(a)

Power Generation - 0.4%
NextEra Energy Partners LP		37,500	1,030,125

Propane - 0.5%
Suburban Propane Partners LP		61,474	1,278,659	(a)

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $20,471,183)			60,341,919

	RATE	SHARES
CONVERTIBLE PREFERRED STOCKS - 6.0%
COMMUNICATION SERVICES - 0.3%
Media - 0.3%
Paramount Global, Non Voting Shares	5.750%	67,964	985,478

FINANCIALS - 3.3%
Financial Services - 3.3%
Apollo Global Management Inc.	6.750%	142,451	9,086,949

UTILITIES - 2.4%
Electric Utilities - 2.0%
NextEra Energy Inc.	6.926%	154,200	5,403,168

See Notes to Schedule of Investments.

4	LMP Capital and Income Fund Inc. 2024 Quarterly Report

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE		SHARES	VALUE
Gas Utilities - 0.4%
Spire Inc.	7.500%		23,100	$1,079,694

TOTAL UTILITIES				6,482,862

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $20,167,228)				16,555,289

		MATURITY DATE	FACE AMOUNT
CORPORATE BONDS & NOTES - 5.2%
COMMUNICATION SERVICES - 0.9%
Entertainment - 0.3%
Netflix Inc., Senior Notes	5.375%	11/15/29	$400,000	406,410	(b)
Walt Disney Co., Senior Notes	2.000%	9/1/29	600,000	517,868

Total Entertainment				924,278

Interactive Media & Services - 0.1%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	250,000	210,840	(b)

Media - 0.3%
Comcast Corp., Senior Notes	4.250%	10/15/30	550,000	526,339
Fox Corp., Senior Notes	6.500%	10/13/33	400,000	420,341

Total Media				946,680

Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	500,000	464,372

TOTAL COMMUNICATION SERVICES				2,546,170

CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.1%
Ford Motor Co., Senior Notes	3.250%	2/12/32	550,000	451,360

Broadline Retail - 0.2%
Amazon.com Inc., Senior Notes	2.100%	5/12/31	550,000	462,275

Hotels, Restaurants & Leisure - 0.3%
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	400,000	399,072	(b)
Royal Caribbean Cruises Ltd., Senior Notes	7.250%	1/15/30	400,000	416,186	(b)

Total Hotels, Restaurants & Leisure				815,258

TOTAL CONSUMER DISCRETIONARY				1,728,893

CONSUMER STAPLES - 0.3%
Food Products - 0.2%
Lamb Weston Holdings Inc., Senior Notes	4.375%	1/31/32	550,000	491,838	(b)

Personal Care Products - 0.1%
Kenvue Inc., Senior Notes	4.900%	3/22/33	400,000	395,660

TOTAL CONSUMER STAPLES				887,498

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2024 Quarterly Report	5

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 1.4%
Banks - 1.0%
Bank of America Corp., Senior Notes (5.015% to 7/22/32 then SOFR + 2.160%)	5.015%	7/22/33	$600,000	$585,030	(c)
Citigroup Inc., Subordinated Notes (6.174% to 5/25/33 then SOFR + 2.661%)	6.174%	5/25/34	700,000	705,603	(c)
JPMorgan Chase & Co., Subordinated Notes (5.717% to 9/14/32 then SOFR + 2.580%)	5.717%	9/14/33	700,000	709,008	(c)
Truist Financial Corp., Senior Notes (5.711% to 1/24/34 then SOFR + 1.922%)	5.711%	1/24/35	300,000	297,224	(c)
Wells Fargo & Co., Senior Notes (4.897% to 7/25/32 then SOFR + 2.100%)	4.897%	7/25/33	500,000	478,244	(c)

Total Banks				2,775,109

Capital Markets - 0.1%
Daimler Truck Finance North America LLC, Senior Notes	5.200%	1/17/25	200,000	199,445	(b)

Consumer Finance - 0.2%
American Express Co., Senior Notes (5.043% to 5/1/33 then SOFR + 1.835%)	5.043%	5/1/34	500,000	490,913	(c)

Financial Services - 0.1%
GTCR W-2 Merger Sub LLC, Senior Secured Notes	7.500%	1/15/31	250,000	260,955	(b)

TOTAL FINANCIALS				3,726,422

HEALTH CARE - 1.2%
Biotechnology - 0.2%
Amgen Inc., Senior Notes	5.250%	3/2/33	550,000	548,687

Health Care Providers & Services - 0.8%
Centene Corp., Senior Notes	3.000%	10/15/30	600,000	513,093
Cigna Group, Senior Notes	2.400%	3/15/30	348,000	298,556
CVS Health Corp., Senior Notes	3.750%	4/1/30	600,000	553,926
HCA Inc., Senior Notes	5.625%	9/1/28	400,000	403,222
UnitedHealth Group Inc., Senior Notes	5.000%	10/15/24	500,000	498,604

Total Health Care Providers & Services				2,267,401

Pharmaceuticals - 0.2%
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	550,000	535,794

TOTAL HEALTH CARE				3,351,882

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
Northrop Grumman Corp., Senior Notes	4.750%	6/1/43	500,000	454,466

See Notes to Schedule of Investments.

6	LMP Capital and Income Fund Inc. 2024 Quarterly Report

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ground Transportation - 0.1%
XPO Inc., Senior Secured Notes	6.250%	6/1/28	$350,000	$351,444	(b)

Trading Companies & Distributors - 0.2%
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	500,000	433,180

TOTAL INDUSTRIALS				1,239,090

MATERIALS - 0.3%
Containers & Packaging - 0.1%
Ball Corp., Senior Notes	3.125%	9/15/31	550,000	463,893

Metals & Mining - 0.2%
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	500,000	466,045

TOTAL MATERIALS				929,938

TOTAL CORPORATE BONDS & NOTES (Cost - $14,490,996)				14,409,893

			SHARES
INVESTMENTS IN UNDERLYING FUNDS - 2.1%
Ares Capital Corp. (Cost - $5,260,817)			286,890	5,803,785	(a)(d)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $217,115,192)				334,526,184

SHORT-TERM INVESTMENTS - 3.1%
Dreyfus Government Cash Management, Institutional Shares	5.222%		676,355	676,355	(e)
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.167%		7,793,487	7,793,487	(e)

TOTAL SHORT-TERM INVESTMENTS (Cost - $8,469,842)				8,469,842

TOTAL INVESTMENTS - 124.9% (Cost - $225,585,034)				342,996,026
Liabilities in Excess of Other Assets - (24.9)%				(68,473,477)

TOTAL NET ASSETS - 100.0%				$274,522,549

*	Non-income producing security.

(a)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is a business development company.

(e)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2024 Quarterly Report	7

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

Abbreviation(s) used in this schedule:

REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

8	LMP Capital and Income Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

LMP Capital and Income Fund Inc. (the “Fund”) was incorporated in Maryland on November 12, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is total return with an emphasis on income.

Under normal market conditions, the Fund seeks to maximize total return by investing at least 80% of its Managed Assets in a broad range of equity and fixed income securities of both U.S. and foreign issuers. The Fund will vary its allocation between equity and fixed income securities depending on ClearBridge’s view of economic, market or political conditions, fiscal and monetary policy and security valuation.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

LMP Capital and Income Fund Inc. 2024 Quarterly Report	9

Notes to Schedule of Investments (unaudited) (continued)

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

10	LMP Capital and Income Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$237,415,298	—	—	$237,415,298
Master Limited Partnerships	60,341,919	—	—	60,341,919
Convertible Preferred Stocks:
Utilities	5,403,168	$1,079,694	—	6,482,862
Other Convertible Preferred Stocks	10,072,427	—	—	10,072,427
Corporate Bonds & Notes	—	14,409,893	—	14,409,893
Investments in Underlying Funds	5,803,785	—	—	5,803,785

Total Long-Term Investments	319,036,597	15,489,587	—	334,526,184

Short-Term Investments†	8,469,842	—	—	8,469,842

Total Investments	$327,506,439	$15,489,587	—	$342,996,026

†	See Schedule of Investments for additional detailed categorizations.

LMP Capital and Income Fund Inc. 2024 Quarterly Report	11